Other expenses and financial costs (Tables)	12 Months Ended
Jun. 30, 2025
Other Expenses And Financial Costs
Schedule of other expenses and financial costs

	Consolidated Group
	2025 A$	2024 A$	2023 A$
Other expenses
Travel & related expenses	(65,672)	(17,093)	(141,196)
Insurance expenses	(82,296)	(46,665)	(45,083)
Business expenses	(2,685)	(1,583)	(26,772)
Total other expenses	(150,653)	(65,341)	(213,051)

Financial expenses
Interest expense	(155,855)	(78,461)	(41,389)
Bank charges	(2,760)	(4,913)	(4,322)
Merchant facility fees	(24,462)	(30,825)	(59,656)
Total financial expenses	(183,077)	(114,199)	(105,367)